Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2021
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Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at October 31, 2021 and 2020.
Stage 1 represents those performing loans carried with up to a
12-month
expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime expected credit loss that are credit impaired.

(Canadian $ in millions)				2021				2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	4	–	–	4	1	–	–	1
Very low	94,566	179	–	94,745	79,295	429	–	79,724
Low	23,471	1,293	–	24,764	24,490	2,481	–	26,971
Medium	12,066	2,250	–	14,316	11,560	6,461	–	18,021
High	167	306	–	473	172	446	–	618
Not rated	1,051	46	–	1,097	1,132	148	–	1,280
Impaired	–	–	351	351	–	–	409	409
Gross residential mortgages	131,325	4,074	351	135,750	116,650	9,965	409	127,024
Allowance for credit losses	46	39	12	97	51	75	16	142
Carrying amount	131,279	4,035	339	135,653	116,599	9,890	393	126,882
Loans: Consumer instalment and other personal
Exceptionally low	1,487	37	–	1,524	1,550	31	–	1,581
Very low	30,672	8	–	30,680	26,645	37	–	26,682
Low	21,660	534	–	22,194	20,935	585	–	21,520
Medium	13,336	3,607	–	16,943	10,324	4,334	–	14,658
High	661	1,375	–	2,036	429	1,470	–	1,899
Not rated	3,450	50	–	3,500	3,372	96	–	3,468
Impaired	–	–	287	287	–	–	340	340
Gross consumer instalment and other personal	71,266	5,611	287	77,164	63,255	6,553	340	70,148
Allowance for credit losses	113	333	91	537	134	429	105	668
Carrying amount	71,153	5,278	196	76,627	63,121	6,124	235	69,480
Loans: Credit cards (1)
Exceptionally low	2,532	–	–	2,532	2,252	–	–	2,252
Very low	450	–	–	450	1,106	15	–	1,121
Low	1,801	66	–	1,867	899	148	–	1,047
Medium	1,743	663	–	2,406	1,611	899	–	2,510
High	75	287	–	362	58	377	–	435
Not rated	486	–	–	486	524	–	–	524
Impaired	–	–	–	–	–	–	–	–
Gross credit cards	7,087	1,016	–	8,103	6,450	1,439	–	7,889
Allowance for credit losses	67	209	–	276	61	272	–	333
Carrying amount	7,020	807	–	7,827	6,389	1,167	–	7,556
Loans: Business and government (2)
Acceptable
Investment grade	144,807	1,446	–	146,253	125,216	3,576	–	128,792
Sub-investment grade	85,375	14,534	–	99,909	88,745	30,108	–	118,853
Watchlist	–	6,137	–	6,137	–	8,621	–	8,621
Impaired	–	–	1,531	1,531	–	–	2,889	2,889
Gross business and government	230,182	22,117	1,531	253,830	213,961	42,305	2,889	259,155
Allowance for credit losses	529	730	395	1,654	510	1,044	606	2,160
Carrying amount	229,653	21,387	1,136	252,176	213,451	41,261	2,283	256,995
Gross total loans and acceptances	439,860	32,818	2,169	474,847	400,316	60,262	3,638	464,216
Net total loans and acceptances	439,105	31,507	1,671	472,283	399,560	58,442	2,911	460,913
Commitments and financial guarantee contracts
Acceptable
Investment grade	154,975	2,367	–	157,342	139,732	1,935	–	141,667
Sub-investment grade	46,827	8,164	–	54,991	44,443	20,421	–	64,864
Watchlist	–	2,453	–	2,453	–	4,861	–	4,861
Impaired	–	–	682	682	–	–	1,261	1,261
Allowance for credit losses	195	186	13	394	211	288	12	511
Carrying amount (3)(4)	201,607	12,798	669	215,074	183,964	26,929	1,249	212,142

(1)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(2)	Includes customers’ liability under acceptances.
(3)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(4)	Certain commercial borrower commitments are conditional and may include recourse to parties.

Summary of Continuity in Loss Allowance by Each Product Type

The f
ollowing table shows the continuity in the loss allowance, by product type, for the years ended October 31, 2021 and 2020. Transfers represent the amount of ECL that moved between stages during the year, for example, moving from a
12-month
(Stage 1) to a lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include new calculation models or methodologies.

(Canadian $ in millions)				2021				2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of year	51	75	26	152	15	33	38	86
Transfer to Stage 1	62	(53)	(9)	–	25	(22)	(3)	–
Transfer to Stage 2	(4)	21	(17)	–	(3)	10	(7)	–
Transfer to Stage 3	–	(13)	13	–	–	(5)	5	–
Net remeasurement of loss allowance	(93)	24	29	(40)	6	70	22	98
Loan originations	38	–	–	38	14	–	–	14
Derecognitions and maturities	(7)	(12)	–	(19)	(3)	(6)	–	(9)
Model changes	–	–	–	–	(3)	(5)	–	(8)
Total Provision for Credit Losses (PCL) (1)	(4)	(33)	16	(21)	36	42	17	95
Write-offs (2)	–	–	(12)	(12)	–	–	(11)	(11)
Recoveries of previous write-offs	–	–	11	11	–	–	8	8
Foreign exchange and other	(1)	(2)	(22)	(25)	–	–	(26)	(26)
Balance as at end of year	46	40	19	105	51	75	26	152
Loans: Consumer instalment and other personal
Balance as at beginning of year	148	454	105	707	89	333	136	558
Transfer to Stage 1	297	(287)	(10)	–	189	(180)	(9)	–
Transfer to Stage 2	(30)	66	(36)	–	(25)	86	(61)	–
Transfer to Stage 3	(7)	(94)	101	–	(4)	(96)	100	–
Net remeasurement of loss allowance	(289)	247	103	61	(148)	315	196	363
Loan originations	86	–	–	86	49	–	–	49
Derecognitions and maturities	(27)	(49)	–	(76)	(18)	(38)	–	(56)
Model changes	(48)	26	–	(22)	16	33	–	49
Total PCL (1)	(18)	(91)	158	49	59	120	226	405
Write-offs (2)	–	–	(236)	(236)	–	–	(320)	(320)
Recoveries of previous write-offs	–	–	86	86	–	–	87	87
Foreign exchange and other	(2)	(6)	(22)	(30)	–	1	(24)	(23)
Balance as at end of year	128	357	91	576	148	454	105	707
Loans: Credit cards
Balance as at beginning of year	110	321	–	431	80	225	–	305
Transfer to Stage 1	194	(194)	–	–	152	(152)	–	–
Transfer to Stage 2	(28)	28	–	–	(32)	32	–	–
Transfer to Stage 3	(1)	(172)	173	–	(1)	(178)	179	–
Net remeasurement of loss allowance	(191)	292	21	122	(100)	429	82	411
Loan originations	39	–	–	39	18	–	–	18
Derecognitions and maturities	(7)	(29)	–	(36)	(6)	(25)	–	(31)
Model changes	–	–	–	–	(1)	(10)	–	(11)
Total PCL (1)	6	(75)	194	125	30	96	261	387
Write-offs (2)	–	–	(266)	(266)	–	–	(333)	(333)
Recoveries of previous write-offs	–	–	94	94	–	–	85	85
Foreign exchange and other	(2)	(1)	(22)	(25)	–	–	(13)	(13)
Balance as at end of year	114	245	–	359	110	321	–	431
Loans: Business and government
Balance as at beginning of year	658	1,258	608	2,524	338	496	311	1,145
Transfer to Stage 1	505	(496)	(9)	–	180	(172)	(8)	–
Transfer to Stage 2	(101)	172	(71)	–	(184)	195	(11)	–
Transfer to Stage 3	(2)	(97)	99	–	(8)	(285)	293	–
Net remeasurement of loss allowance	(549)	334	138	(77)	227	1,106	744	2,077
Loan originations	329	–	–	329	208	–	–	208
Derecognitions and maturities	(140)	(214)	–	(354)	(85)	(128)	–	(213)
Model changes	(5)	(19)	–	(24)	(30)	8	–	(22)
Total PCL (1)	37	(320)	157	(126)	308	724	1,018	2,050
Write-offs (2)	–	–	(336)	(336)	–	–	(716)	(716)
Recoveries of previous write-offs	–	–	42	42	–	–	72	72
Foreign exchange and other	(33)	(83)	(70)	(186)	12	38	(77)	(27)
Balance as at end of year	662	855	401	1,918	658	1,258	608	2,524
Total as at end of year	950	1,497	511	2,958	967	2,108	739	3,814
Comprised of: Loans	755	1,311	498	2,564	756	1,820	727	3,303
Other credit instruments (3)	195	186	13	394	211	288	12	511

(1)	Excludes PCL on other assets of $(7) million for the year ended October 31, 2021 ($16 million in 2020).
(2)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(3)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Schedule of Loans and Allowance for Credit Losses by Geographic Region
Loans and allowance for credit losses by geographic region as at October 31, 2021 and 2020 are as follows:

(Canadian $ in millions)	2021				2020
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net amount
By geographic region (1) :
Canada	299,905	345	1,143	298,417	276,975	303	1,323	275,349
United States	153,479	153	910	152,416	161,725	410	1,225	160,090
Other countries	7,442	–	13	7,429	12,023	14	28	11,981
Total	460,826	498	2,066	458,262	450,723	727	2,576	447,420

(1)	Geographic region is based upon the country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $13 million for other credit instruments, which is included in other liabilities ($12 million as at October 31, 2020).
(3)	Excludes allowance for credit losses on performing loans of $381 million for other credit instruments, which is included in other liabilities ($499 million as at October 31, 2020).

Schedule of Impaired Loans, Including the Related Allowances
Impaired (Stage 3) loans, including the related allowances, as at October 31, 2021 and 2020 are as follows:

(Canadian $ in millions)	2021			2020
	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)
Residential mortgages	351	12	339	409	16	393
Consumer instalment and other personal	287	91	196	340	105	235
Business and government (1)	1,531	395	1,136	2,889	606	2,283

Total	2,169	498	1,671	3,638	727	2,911
By geographic region (2) :
Canada	1,195	345	850	1,343	303	1,040
United States	974	153	821	2,211	410	1,801
Other countries	–	–	–	84	14	70

Total	2,169	498	1,671	3,638	727	2,911

(1)	Includes customers’ liability under acceptances.
(2)	Geographic region is based upon the country of ultimate risk.
(3)	Gross impaired loans and net impaired loans exclude purchased credit impaired loans.
(4)	Excludes allowance for credit losses on impaired loans of $13 million for other credit instruments, which is included in other liabilities ($12 million as at October 31, 2020).

Disclosure Of Financial Assets That Are Past Due But Not Impaired	The following table presents loans that are past due but not classified as impaired as at October 31, 2021 and 2020. Loans less than 30 days past due are excluded as they are not generally representative of the borrowers’ ability to meet their payment obligations.

(Canadian $ in millions)	2021			2020
	30 to 89 days	90 days or more	Total	30 to 89 days	90 days or more	Total
Residential mortgages	404	14	418	543	43	586
Credit card, consumer instalment and other personal	279	59	338	345	65	410
Business and government	264	33	297	330	22	352

Total	947	106	1,053	1,218	130	1,348
Fully secured
loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $36 million and $53
 million as at October 31, 2021 and 2020, respectively.

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period
The following table shows the key economic variables used to estimate the allowance on performing loans during the forecast period. The values shown represent the national annual average levels or growth rates for the next 12 months and subsequent 12 months following each reporting period for all scenarios. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

	As at October 31, 2021						As at October 31, 2020
All figures are average annual values	Benign scenario		Base scenario		Adverse scenario		Benign scenario		Base scenario		Adverse scenario
	First 12 m onths	Subsequent 12 m onths	First 12 m onths	Subsequent 12 m onths	First 12 m onths	Subsequent 12 m onths	First 12 m onths	Subsequent 12 m onths	First 12 m onths	Subsequent 12 m onths	First 12 m onths	Subsequent 12 m onths

Real GDP growth rates (1)
Canada	6.3%	5.5%	4.0%	3.9%	(2.7)%	(1.1)%	3.7%	6.4%	1.8%	4.2%	(4.4)%	(1.1)%
United States	7.1%	4.0%	4.8%	2.7%	(1.2)%	(1.1)%	1.6%	6.0%	(0.4)%	4.0%	(5.1)%	(1.2)%
Corporate BBB 10-year spread
Canada	1.4%	1.7%	1.8%	2.0%	3.6%	4.4%	1.8%	1.9%	2.2%	2.2%	3.6%	4.5%
United States	0.9%	1.1%	1.2%	1.5%	4.2%	4.5%	1.7%	1.7%	2.0%	2.0%	3.9%	4.1%
Unemployment rates
Canada	6.0%	4.9%	6.6%	5.7%	10.8%	12.7%	7.4%	6.1%	8.9%	7.5%	12.7%	13.9%
United States	4.2%	3.2%	4.7%	3.7%	8.5%	11.0%	6.4%	4.8%	8.0%	6.0%	11.5%	12.8%
Housing Price Index
Canada (2)	18.2%	10.2%	15.1%	5.2%	(6.4)%	(18.0)%	10.3%	7.7%	7.2%	2.8%	(1.2)%	(8.7)%

United States (3)	14.6%	6.7%	12.3%	4.3%	(6.1)%	(15.5)%	4.6%	4.5%	2.4%	2.1%	(2.4)%	(6.2)%

(1)	Real gross domestic product (GDP) and housing price index are four quarter averages of year-over-year growth rates.
(2)	In Canada, we use the HPI Benchmark Composite.
(3)	In the United States, we use the National Case-Shiller House Price Index.